Related Party Transactions (Details Textual) (USD $)	0 Months Ended	12 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended			3 Months Ended
	Oct. 14, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 24, 2014	Sep. 16, 2014	Feb. 18, 2014	Oct. 31, 2012	Apr. 30, 2012	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Feb. 28, 2013	Mar. 31, 2012	Dec. 31, 2011
Stock Authorized for Issuance in Lieu of Related Party Fee	991,658
Due from Related Parties, Current		$ 433,000	$ 1,167,000
General and Administrative Expense, Total		4,104,000	3,904,000	4,443,000
M V Free Impala [Member]
Sales Revenue, Goods, Gross					3,600,000
Commission Expenses On Product		36,000	104,000	174,000	36,000
M V Free Jupiter [Member]
Sales Revenue, Goods, Gross						12,250,000
Commission Expenses On Product						122,000
Vessel Charter Rate Per Day						5,325,000
M V Free Knight [Member]
Sales Revenue, Goods, Gross							3,600,000
Commission Expenses On Product							36,000
Manager [Member]
Related Party Monthly Technical Management Fee		18,975
Related Party Monthly Services Fee		136,000
Maximum Euro Exchange Rate for Monthly Technical Management Fee		1.30
Maximum Euro Exchange Rate for Monthly Services Fee		1.35
Manager Fee Percentage on Gross Freight		1.25%
Manager Commission Percentage on Gross Purchase Sale Price		1.00%
Termination Fee		71,627,000
Stock Authorized for Issuance in Lieu of Related Party Fee								43,930	33,214
Management Fees Payable	2,168,000		2,168,000					807,000					809,000	926,000
Related Party Transaction, Expenses from Transactions with Related Party		3,528,000
Stock Based Compensation Expense Included In Management and Services Fee			474,000
General and Administrative Expense, Total		148,000	147,000	143,000
Manager [Member] | Management Fees [Member]
Related Party Transaction, Expenses from Transactions with Related Party		1,605,000	1,490,000	2,404,000
Manager [Member] | Services Fees [Member]
Related Party Transaction, Expenses from Transactions with Related Party		1,650,000	1,499,000	1,985,000
Manager [Member] | Superintendent Fees [Member]
Related Party Transaction, Expenses from Transactions with Related Party		265,000	131,000	134,000
Manager [Member] | Other Expenses [Member]
Related Party Transaction, Expenses from Transactions with Related Party				37,000
Manager [Member] | Criteria for Monthly Techincal Management Fee [Member]
Maximum Euro Exchange Rate for Monthly Technical Management Fee		1.30
Maximum Euro Exchange Rate for Monthly Services Fee		1.35
Non Executive Member of Board of Directors [Member]
Stock Authorized for Issuance in Lieu of Related Party Fee			991,658					6,536	3,993	34,326	34,326	34,326
Management Fees Payable										120,000	120,000	120,000			155,000
Gain On Stock Issued To Manager Included In Management And Services Fee			954,000
Non Executive Member of Board of Directors [Member] | Management Fees [Member]
Stock Authorized for Issuance in Lieu of Related Party Fee			34,326
Ship Brokering Firm [Member]
Due from Related Parties, Current		6,000	19,000	43,000
Management [Member]
Stock Authorized for Issuance in Lieu of Related Party Fee			67,754
Management Fees Payable			271,000
Costs and Expenses, Related Party		$ 8,000	$ 13,000